Acquisitions (Details) € in Millions, $ in Millions			12 Months Ended
	Sep. 03, 2015 USD ($)	Sep. 03, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Sep. 03, 2015 EUR (€)
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired			$ 57.6	$ 260.5	$ 32.0
Finite-lived intangible assets			143.6	175.9
Amortization expense 2017			32.6
Amortization expense 2018			29.7
Amortization expense 2019			25.8
Amortization expense 2020			20.9
Amortization expense 2021			10.5
Goodwill			1,239.9	1,257.4	$ 1,075.2
Goodwill acquired			$ 24.4	228.0
Customer relationships
Business Acquisition [Line Items]
Useful life			13 years
Finite-lived intangible assets			$ 139.0	168.9
7S
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired	$ 140.4	€ 125.3
Transaction costs associated with acquisition				3.4
Net acquired assets	153.0							€ 136.5
Intangible assets acquired during the period	48.8	43.5
Goodwill			$ 119.1			€ 106.2
7S | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired during the period	$ 44.2	€ 39.4
Useful life			10 years
Finite-lived intangible assets			$ 36.0	41.4		€ 34.2	€ 38.1
Amortization expense 2017			4.2
Amortization expense 2018			4.2
Amortization expense 2019			4.2
Amortization expense 2020			4.2
Amortization expense 2021			4.2
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Intangible assets acquired during the period			$ 6.6	28.5
Goodwill acquired				$ 108.7